UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Southport Management L.L.C.

Address:  3465 North Pines Way, STE 104 #25009
          Wilson, WY 83014

13F File Number: XXX-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon Dawson
Title:   Managing Member
Phone:   (307) 733-9000


Signature, Place and Date of Signing:

/s/ Jon Dawson                    Wilson, WY              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $105,392
                                         (thousands)



List of Other Included Managers:

No.       Form 13F File Number      Name


1.        028-13190                 Southport Management Limited Partnership



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
                                               FORM 13F INFORMATION TABLE
                                                       March 31 2012


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8

                              TITLE                         VALUE     SHRS OR SH/ PUT/ INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)   PRN AMT PRN CALL DISCRETION     MANAGERS   SOLE   SHARED  NONE
--------------                ---------        ------      ---------  ---------------- ----------     --------   -----  ------- ----
ALASKA AIR GROUP INC          COM              011659109    2,247      62,730 SH       SHARED DEFINED  1           62,730
ALLSCRIPTS HEALTHCARE SOLUTN  COM              01988P108    1,571      94,635 SH       SHARED DEFINED  1           94,635
APPLE INC                     COM              37833100     7,325      12,217 SH       SHARED DEFINED  1           12,217
ARM HLDGS PLC                 SPONSORED ADR    42068106     1,167      41,255 SH       SHARED DEFINED  1           41,255
BANK OF NEW YORK MELLON CORP  COM              64058100     1,207      50,000 SH       SHARED DEFINED  1           50,000
BERKLEY W R CORP              COM              84423102     3,612     100,000 SH       SHARED DEFINED  1          100,000
CF INDS HLDGS INC             COM              125269100    4,749      26,000 SH       SHARED DEFINED  1           26,000
CISCO SYS INC                 COM              17275R102    4,567     215,945 SH       SHARED DEFINED  1          215,945
COMCAST CORP NEW              CL A             20030N101    1,517      50,560 SH       SHARED DEFINED  1           50,560
CONOCOPHILLIPS                COM              20825C104    2,627      34,555 SH       SHARED DEFINED  1           34,555
CONTINENTAL RESOURCES INC     COM              212015101    3,404      39,660 SH       SHARED DEFINED  1           39,660
CROWN CASTLE INTL CORP        COM              228227104    4,893      91,730 SH       SHARED DEFINED  1           91,730
EDGAR ONLINE INC              COM              279765101      321     370,804 SH       SHARED DEFINED  1          370,804
ENSCO PLC                     SPONSORED ADR    29358Q109    4,126      77,955 SH       SHARED DEFINED  1           77,955
EVEREST RE GROUP LTD          COM              G3223R108    4,984      53,870 SH       SHARED DEFINED  1           53,870
HARRY WINSTON DIAMOND CORP    COM              41587B100      725      49,370 SH       SHARED DEFINED  1           49,370
HERTZ GLOBAL HOLDINGS INC     COM              42805T105    2,317     154,030 SH       SHARED DEFINED  1          154,030
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589    4,910     200,000 SH       SHARED DEFINED  1          200,000
METLIFE INC                   COM              59156R108    3,056      81,830 SH       SHARED DEFINED  1           81,830
MYLAN INC                     COM              628530107    4,795     204,470 SH       SHARED DEFINED  1          204,470
POTASH CORP SASK INC          COM              73755L107    2,856      62,500 SH       SHARED DEFINED  1           62,500
PROSHARES TR                  PSHS ULSHT SP500 74347R883    4,527     300,000 SH       SHARED DEFINED  1          300,000
QUALCOMM INC                  COM              747525103    5,424      79,700 SH       SHARED DEFINED  1           79,700
SCHWAB CHARLES CORP NEW       COM              808513105      719      50,000 SH       SHARED DEFINED  1           50,000
SEADRILL LIMITED              SHS              G7945E105    2,646      70,550 SH       SHARED DEFINED  1           70,550
SIRIUS XM RADIO INC           COM              82967N108    1,780     770,700 SH       SHARED DEFINED  1          770,700
SPIRIT AIRLS INC              COM              848577102      538      26,805 SH       SHARED DEFINED  1           26,805
STARBUCKS CORP                COM              855244109    4,971      88,950 SH       SHARED DEFINED  1           88,950
SYNCHRONOSS TECHNOLOGIES INC  COM              87157B103    1,741      54,539 SH       SHARED DEFINED  1           54,539
TALEO CORP                    CL A             87424N104    2,820      61,390 SH       SHARED DEFINED  1           61,390
TEXAS INSTRS INC              COM              882508104    4,067     121,000 SH       SHARED DEFINED  1          121,000
TJX COS INC NEW               COM              872540109    4,904     123,490 SH       SHARED DEFINED  1          123,490
VALMONT INDS INC              COM              920253101    1,404      11,955 SH       SHARED DEFINED  1           11,955
VERISK ANALYTICS INC          CL A             92345Y106    1,654      35,205 SH       SHARED DEFINED  1           35,205
WESTPORT INNOVATIONS INC      COM NEW          960908309    1,221      29,850 SH       SHARED DEFINED  1           29,850
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